Share-based awards - Summary of RSU and PSU Activity (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	19,721
Granted (in shares) | shares	41,359
Shares vested (in shares) | shares	(8,191)
Forfeited (in shares) | shares	(11,502)
Outstanding at end of period (in shares) | shares	41,387
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 280.76
Granted (in USD per share) | $ / shares	185.18
Shares vested (in USD per share) | $ / shares	231.68
Forfeited (in USD per share) | $ / shares	313.16
Outstanding at end of period (in USD per share) | $ / shares	$ 185.96
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	647,589
Granted (in shares) | shares	1,145,998
Shares vested (in shares) | shares	(26,013)
Forfeited (in shares) | shares	(81,914)
Outstanding at end of period (in shares) | shares	1,685,660
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 251.36
Granted (in USD per share) | $ / shares	130.15
Shares vested (in USD per share) | $ / shares	274.54
Forfeited (in USD per share) | $ / shares	239.84
Outstanding at end of period (in USD per share) | $ / shares	$ 169.15